S000004334 [Member] Investment Objectives and Goals - iShares Select Dividend ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® SELECT DIVIDEND ETF Ticker: DVYStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities.